Key Management Personnel Compensation (Details) - Schedule of Key Management Personnel Compensation - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 1,727,020	$ 1,641,015	$ 1,891,777
Post-employment benefits	42,444	44,121	45,180
Long-term benefits	7,215	6,711	(110,285)
Termination benefits			1,000,000
Share-based payments	764,175	998,164	1,950,565
Total	$ 2,540,854	$ 2,690,011	$ 4,777,237